CONVERTIBLE SUBORDINATED NOTES (Schedule of Convertible Notes Roll Forward) (Details)	1 Months Ended		12 Months Ended
	Aug. 06, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Aug. 06, 2012 Convertible Subordinated Notes Series A [Member] ILS	Dec. 31, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] USD ($)
Debt Instrument [Line Items]
Conversion	$ 816,000	3,260,125	$ 3,260,000	$ 10,720,000
Redemption			$ 37,198,000	$ 3,516,000